Earnings (Loss) per Share - Summary of Basic Loss per Share (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share [abstract]
Profit (loss) for the year	₩ 226,311,788,315	₩ (2,562,606,429,762)	₩ (2,733,741,837,803)
Weighted-average number of common stocks outstanding	500,000,000	471,252,355	380,884,673
Basic earnings (loss) per share	₩ 453	₩ (5,438)	₩ (7,177)